UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8014

Dividend Builder Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Dividend Builder Portfolio                                                                                                         as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	200,000	$16,894,000
Lockheed Martin Corp.	137,995	14,971,078
United Technologies Corp.	200,000	16,096,000
		$47,961,078
Broadcasting and Cable — 2.7%
Idearc, Inc.	47,500	$1,494,825
Inmarsat PLC	700,000	6,458,530
Rogers Communications, Inc., Class B (1)	800,000	36,424,000
		$44,377,355
Chemicals — 0.0%
Arkema ADR (1)(2)	1,249	$75,864
		$75,864
Construction & Engineering — 2.6%
Acciona S.A.	125,000	$33,820,875
Bouygues S.A.	100,000	8,605,819
		$42,426,694
Diversified Telecommunication Services — 2.9%
BCE, Inc. (1)	200,641	$8,035,672
Elisa Oyj	775,000	24,031,996
TeliaSonera AB	1,700,000	15,259,439
		$47,327,107
Electric Utilities — 32.6%
Allegheny Energy, Inc. (2)	350,000	$18,291,000
American Electric Power Co., Inc.	175,000	8,064,000
CEZ AS	450,000	27,531,588
CPFL Energia S.A. ADR (1)	300,000	17,469,000
E. ON AG	200,000	36,825,804
E.ON AG ADR	260,000	15,956,200
EDF Energies Nouvelles S. A. (1)	38,000	3,009,832
Edison International	675,000	37,428,750
Entergy Corp.	250,000	27,072,500
Exelon Corp. (1)	300,000	22,608,000
FirstEnergy Corp.	200,000	12,668,000
Fortis, Inc. (3)	200,000	5,444,299
Fortum Oyj	350,000	12,806,346
FPL Group, Inc.	381,860	23,247,637
Iberdrola S.A.	732,302	42,823,747
International Power PLC ADR (1)	50,000	4,596,805
ITC Holdings Corp.	300,584	14,893,937
Mirant Corp. (2)	925,000	37,629,000

NRG Energy, Inc. (1)(2)	940,000	$39,752,600
PG&E Corp.	475,000	22,705,000
PPL Corp.	600,000	27,780,000
RWE AG	300,000	37,592,579
Scottish and Southern Energy PLC	1,100,770	33,832,006
TXU Corp.	90,000	6,162,300
		$536,190,930
Electrical Equipment — 0.6%
ABB, Ltd., ADR	200,000	$5,246,000
JA Solar Holdings Co. Ltd. ADR (1)(2)	100,000	4,495,000
		$9,741,000
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	175,000	$15,814,750
Hornbeck Offshore Services, Inc. (2)	300,000	11,010,000
Schlumberger, Ltd.	175,000	18,375,000
		$45,199,750
Food Products — 1.5%
Cadbury Schweppes PLC	200,000	$2,316,205
Nestle SA	50,000	22,338,739
		$24,654,944
Gas Utilities — 2.7%
AGL Resources, Inc.	200,000	$7,924,000
Enagas	800,000	20,620,722
Equitable Resources, Inc. (1)	70,000	3,630,900
Questar Corp.	100,000	5,253,000
TransCanada Corp. (1)	200,000	7,322,000
		$44,750,622
Insurance — 1.6%
AFLAC, Inc.	300,000	$17,112,000
AXA ADR	200,000	8,922,000
		$26,034,000
Integrated Oil — 1.5%
Statoil ASA ADR (1)	250,000	$8,480,000
Total SA ADR (1)	200,000	16,206,000
		$24,686,000
Metals & Mining — 0.2%
Goldcorp, Inc.	100,000	$3,056,000
		$3,056,000
Oil and Gas-Exploration and Production — 1.1%
Hess Corp.	100,000	$6,653,000
Southwestern Energy Co. (2)	200,000	8,370,000

Talisman Energy, Inc.	150,000	$2,955,000
		$17,978,000
Oil and Gas-Refining and Marketing — 0.8%
Neste Oil Oyj (1)	380,000	$13,807,032
		$13,807,032
Oil, Gas & Consumable Fuels — 2.8%
Valero Energy Corp.	250,000	$16,795,000
Williams Cos., Inc.	850,000	28,951,000
		$45,746,000
Pharmaceuticals — 0.7%
Pfizer, Inc.	500,000	$12,215,000
		$12,215,000
Telecommunications Services — 20.1%
AT&T, Inc.	1,728,750	$73,143,413
Bell Aliant Regional Communications Income Fund (2)(3)(4)	27,941	900,894
BT Group PLC ADR	700,000	43,981,000
Chunghwa Telecom Co., Ltd. ADR (1)	186,540	3,447,259
Embarq Corp. (1)	250,000	13,900,000
Hellenic Telecommunications Organization SA	225,000	8,336,866
Koninklijke (Royal) KPN NV	1,700,000	29,381,916
Qwest Communications International, Inc. (1)(2)	247,500	2,267,100
Telefonica 02 Czech Republic	1,050,000	29,635,311
Telefonos de Mexico SA de CV (Telmex) ADR	775,000	25,474,250
Telenor ASA (2)	500,000	9,925,227
TELUS Corp. (1)	500,000	28,075,000
Verizon Communications, Inc.	950,000	42,066,000
Windstream Corp. (1)	1,449,026	20,460,247
		$330,994,483
Utilities-Electric and Gas — 10.4%
CMS Energy Corp. (1)	2,100,000	$35,322,000
Constellation Energy Group, Inc.	520,000	44,610,800
Dynegy, Inc., Class A (2)	1,450,000	13,398,000
National Grid PLC	1,544,772	24,608,625
Public Service Enterprise Group, Inc.	302,668	26,631,757
Suez SA ADR (1)	400,000	23,493,960
TransAlta Corp. (1)	100,000	3,154,000
		$171,219,142
Water Utilities — 4.4%
Kelda Group PLC (3)(5)	663,256	$0
Pennon Group PLC	500,000	6,183,076
Severn Trent PLC	300,000	8,577,180

United Utilities PLC	1,050,003	$14,948,512
Veolia Environment ADR (1)	500,000	43,070,000
		$72,778,768
Wireless Telecommunication Services — 4.2%
Alltel Corp.	390,000	$27,175,200
America Movil SAB de CV ADR, Series L	100,000	6,400,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	131,250
Cosmote Mobile Telecommunications S.A.	300,000	10,266,516
Vodafone Group PLC ADR	706,687	25,652,738
		$69,625,704
Total Common Stocks (identified cost $1,136,880,204)		$1,630,845,473

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (2)	8,205	$90
		$90
Total Warrants (identified cost $0)		$90

Short-Term Investments — 15.3%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (6)(7)	236,105	$236,105,095
Investment in Cash Management Portfolio, 5.01% (7)	15,241	15,241,141
Total Short-Term Investments (identified cost $251,346,236)		$251,346,236
Total Investments — 114.3% (identified cost $1,388,226,440)		$1,882,191,799
Other Assets, Less Liabilities — (14.3)%		$(235,811,369)
Net Assets — 100.0%		$1,646,380,430

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at September 30, 2007.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the aggregate value of the securities is $900,894 or 0.1% of the Portfolio’s net assets.

(5)	Deferred shares.
(6)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $229,431,519 and received $236,105,095 of cash collateral for the loans.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $10,773,111 and $1,027,626, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	64.2%	$1,055,627,419
United Kingdom	10.4	171,154,677
France	6.3	103,383,475
Spain	5.9	97,265,344
Germany	5.5	90,374,583
Canada	5.4	89,922,566
Czech Republic	3.5	57,166,899
Finland	3.1	50,645,374
Mexico	1.9	31,874,250
Netherlands	1.8	29,381,916
Switzerland	1.7	27,584,739
Greece	1.1	18,603,382
Norway	1.1	18,405,227
Brazil	1.0	17,469,000
Sweden	0.9	15,259,439
China	0.3	4,495,000
Taiwan	0.2	3,447,259
Hong Kong	0.0	131,250
	114.3%	$1,882,191,799

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,388,839,773
Gross unrealized appreciation	$494,655,949
Gross unrealized depreciation	(1,303,923)
Net unrealized appreciation	$493,352,026

The net unrealized appreciation on foreign currency and foreign currency transactions at September 30, 2007 on a federal income tax basis was $118,282.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2007

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 23, 2007